HSBC Investor Funds
HSBC Investor U.S. Treasury Money Market Fund

Supplement Dated October 20, 2008
to the Prospectus Dated February 28, 2008,
as Revised June 26, 2008,
as Supplemented to Date

      Effective November 3, 2008, the calculation of the net asset value per share (“NAV”) of the HSBC Investor U.S. Treasury Money Market Fund will be determined at 2:30 p.m. daily on each day on which the U.S. bond markets are open for trading.

      Accordingly, the first paragraph under the heading “Money Market Funds” on page 45 of the Prospectus is deleted and replaced with the following:

The net asset value per share (NAV) of the Funds is determined daily on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, at 3:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, at 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

HSBC Investor Funds
HSBC Investor U.S. Treasury Money Market Fund

Supplement Dated October 20, 2008
to the Statement of Additional Information Dated February 28, 2008,
as Supplemented to Date

      Effective November 3, 2008, the calculation of the net asset value per share (“NAV”) of the HSBC Investor U.S. Treasury Money Market Fund will be determined at 2:30 p.m. daily on each day on which the U.S. bond markets are open for trading.

      Accordingly, the first paragraph under the heading “Determination of Net Asset Value” on page 46 of the Statement of Additional Information is deleted and replaced with the following:

The net asset value (“NAV”) of each share of each class of the Funds is determined on each day on which the U.S. bond markets are open for trading (a “Money Market Business Day”). The NAV for the Tax-Free Money Market Funds is determined at 12:00 (noon) Eastern time. The NAV for the U.S. Government Fund is determined at 3:00 p.m. Eastern time. The NAV for the U.S. Treasury Fund is determined at 2:30 p.m. Eastern time. The NAV for the Prime Money Market Fund and Cash Management Fund is determined at 5:00 p.m. Eastern time. Shares of a Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for a Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE